Accounts receivable, net	12 Months Ended
Dec. 31, 2015
Accounts receivable, net
Accounts receivable, net

4.Accounts receivable, net

	As of December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	176,273	294,253	45,425
Less: allowance for doubtful accounts	(10,869)	(15,871)	(2,450)

	165,404	278,382	42,975

The movements in the allowance for doubtful accounts were as follows:

	Years ended December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of the year	8,758	10,869	1,678
Additions	2,199	5,849	903
Write-offs	(88)	(847)	(131)

Balance at end of the year	10,869	15,871	2,450